Share-based payments - Expense and weighted average narrative (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) item € / shares	Dec. 31, 2021 EUR (€) item € / shares	Dec. 31, 2020 EUR (€) item € / shares
Share-based payment plans
Return dividend	0.00%
Expense for equity-settled share-based payment Materialise	€ 0	€ 41	€ 102
Expense for cash-settled shared-based payment Materialise	€ 140	€ 874	€ 1,242
Weighted-average remaining estimated life | item	2.09	3.13	4.31
Weighted-average fair value of warrants outstanding | € / shares	€ 3.41	€ 3.39	€ 3.29
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | € / shares	€ 8.12	€ 8.07	€ 7.92
Cash settled liability share options granted	€ 9	€ 147	€ 1,223
Intrinsic-value cash-settled warrants	€ 9	€ 147	€ 447